Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Parent Company Only Financial Information [Line Items]
Net cash from operating activities	$ 31,727	$ 60,698	$ 87,007	$ 68,651	$ 49,458
Net cash from investing activities	(33,584)	(14,050)	(67,054)	(45,209)	(113,933)
Net cash from financing activities	(2,119)	(11,858)	(6,712)	(21,680)	62,172
Net change in cash and cash equivalents	(3,976)	34,790	13,241	1,762	(2,303)
Cash and cash equivalents - beginning of period	32,422	19,181	19,181	17,419	19,722
Cash and cash equivalents - end of period	28,446	53,971	32,422	19,181	17,419
Parent Company Only [Member]
Parent Company Only Financial Information [Line Items]
Net cash from operating activities
Net cash from investing activities
Net cash from financing activities
Net change in cash and cash equivalents
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period